Shareholder Report, Average Annual Return (Details)	12 Months Ended		60 Months Ended	120 Months Ended
	Sep. 30, 2024	Sep. 30, 2014	Sep. 30, 2024	Sep. 30, 2024
C000105122
Average Annual Return [Line Items]
Line Graph and Table Measure Name		KEELEY Mid Cap Dividend Value Fund - Class A
Average Annual Return, Percent	23.97%		8.98%	8.56%
C000105123
Average Annual Return [Line Items]
Line Graph and Table Measure Name		KEELEY Mid Cap Dividend Value Fund - Class I
C000080997
Average Annual Return [Line Items]
Line Graph and Table Measure Name		KEELEY Small Cap Dividend Value Fund - Class A
Average Annual Return, Percent	24.41%		9.19%	7.61%
C000080998
Average Annual Return [Line Items]
Line Graph and Table Measure Name		KEELEY Small Cap Dividend Value Fund - Class I
C000051528
Average Annual Return [Line Items]
Line Graph and Table Measure Name		KEELEY Small-Mid Cap Value Fund - Class A
Average Annual Return, Percent	24.42%		9.42%	7.30%
C000053918
Average Annual Return [Line Items]
Line Graph and Table Measure Name		KEELEY Small-Mid Cap Value Fund - Class I
Without Sales Load [Member] | C000105122
Average Annual Return [Line Items]
Average Annual Return, Percent	29.83%		9.99%	9.06%
Without Sales Load [Member] | C000105123
Average Annual Return [Line Items]
Average Annual Return, Percent	30.13%		10.27%	9.33%
Without Sales Load [Member] | C000080997
Average Annual Return [Line Items]
Average Annual Return, Percent	30.24%		10.20%	8.10%
Without Sales Load [Member] | C000080998
Average Annual Return [Line Items]
Average Annual Return, Percent	30.55%		10.48%	8.38%
Without Sales Load [Member] | C000051528
Average Annual Return [Line Items]
Average Annual Return, Percent	30.24%		10.43%	7.79%
Without Sales Load [Member] | C000053918
Average Annual Return [Line Items]
Average Annual Return, Percent	30.73%		10.72%	8.07%
Russell 1000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	35.68%		15.64%	13.10%
Russell 1000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	35.68%		15.64%	13.10%
Russell 2000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	26.76%		9.39%	8.78%
Russell 2000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	26.76%		9.39%	8.78%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	35.19%		15.26%	12.83%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	35.19%		15.26%	12.83%
Russell Midcap Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	29.01%		10.33%	8.93%
Russell Midcap Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	29.01%		10.33%	8.93%
Russell 2000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.88%		9.29%	8.22%
Russell 2000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.88%		9.29%	8.22%
Russell 2500 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	26.59%		9.99%	8.47%
Russell 2500 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	26.59%		9.99%	8.47%